Total operating costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of detailed information about expenses
The following tables summarise the significant cost items by nature within operating costs for the years presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Transportation costs(A)	1,023	958	851
Employee benefits	1,189	1,116	1,110
Depreciation of property, plant and equipment, excluding restructuring	252	236	246
Amortisation of intangible assets	1	6	7
Restructuring charges, including accelerated depreciation(B)	2	—	1
Impairment losses(C)	6	—	—
Other selling and distribution expenses	872	862	769
Total selling and distribution expenses	3,345	3,178	2,984
Transportation costs(A)	4	3	16
Employee benefits	615	608	544
Depreciation of property, plant and equipment, excluding restructuring	86	93	99
Amortisation of intangible assets	179	130	94
Acquisition-related costs(D)	14	12	3
Restructuring charges, including accelerated depreciation(B)	252	85	143
Impairment losses(C)	129	—	—
Other administrative expenses	455	379	351
Total administrative expenses	1,734	1,310	1,250
Total operating expenses	5,079	4,488	4,234
A.Transportation costs include warehousing and delivery costs to the final customer destination. They exclude depreciation and amortisation.
B.See restructuring costs table.
C.Expenses recognised in relation to the impairment of the Group’s Indonesia cash generating unit and the impairment of the Feral brand, which was sold during the year ended 31 December 2024.
D.Costs associated with the acquisition and integration of CCBPI.

	Year ended 31 December
	2024	2023	2022
Restructuring costs	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 24)	219	78	115
Amount of provision unused (Note 24)	(9)	(10)	(8)
Accelerated depreciation and non-cash costs	29	11	44
Other cash costs(A)	25	15	12
Total restructuring costs	264	94	163
Restructuring costs by function:
Cost of sales	10	9	19
Selling and distribution expenses	2	—	1
Administrative expenses	252	85	143
A.Other cash costs primarily relate to professional fees, which include consultancy costs, legal fees and other costs directly associated with restructuring.
Staff costs included within the income statement were as follows:

	Year ended 31 December
	2024	2023	2022
Employee costs	€ million	€ million	€ million
Wages and salaries	1,993	1,841	1,769
Social security costs	367	339	316
Pension and other employee benefits	264	253	233
Total employee costs	2,624	2,433	2,318
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2024	2023	2022
	No. in thousands	No. in thousands	No. in thousands
Commercial	13.0	11.6	12.5
Supply chain	23.9	17.1	16.6
Support functions	4.4	4.1	4.0
Total average staff employed	41.3	32.8	33.1
The increase in the average staff employed in 2024 was primarily attributable to the Acquisition.
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	Year ended 31 December
	2024	2023	2022
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements (A)	4,672	3,759	3,136
Audit of the Company’s subsidiaries	7,151	6,269	6,248
Total audit	11,823	10,028	9,384
Audit-related assurance services(B)	1,067	1,019	1,002
Other assurance services(C)	1,540	717	213
Total audit and audit-related assurance services	14,430	11,764	10,599
All other services	4	36	47
Total non-audit or non-audit-related assurance services	4	36	47
Total audit and all other fees	14,434	11,800	10,646
A.The year on year increase in the audit fee is primarily attributed to the Acquisition.
B.Includes professional fees for interim reviews, reporting on internal financial controls and issuance of comfort letters for debt issuances.
C.The year on year increase is primarily attributed to the procedures performed on the sustainability statement in 2024.